Fair Value Measurements - Schedule of Key Inputs into the BSM Model for the Warrant Liability (Detail)	Sep. 30, 2023	Dec. 31, 2022 yr	Oct. 17, 2022	Dec. 31, 2021 yr
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input		0		5.7
Exchange closing price [Member] | LGM ENTERPRISES, LLC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input	10.66		9.82
Contractual conversion price [Member] | LGM ENTERPRISES, LLC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input	10		10
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input		0		1.32
Risk-free interest rate [Member] | LGM ENTERPRISES, LLC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input	5.6		4.3
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input		0		10.7
Expected volatility [Member] | LGM ENTERPRISES, LLC [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input	3.7		4.5
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability, Measurement Input		0		0